Investment Strategy - Parametric Tax-Managed Emerging Markets Fund - Parametric Tax-Managed Emerging Markets Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”). The Fund invests in equity securities of such companies generally consisting of common stock, but may also include company’s stock trading in the form of a depositary receipt (including American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts). A company will be considered to be located in an emerging market country if it is domiciled in and tied economically to one or more emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities issued by companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. The MSCI Emerging Markets Index is an unmanaged index of common stocks of issuers in emerging markets countries. The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in countries that have less-developed economies and financial markets than more established emerging markets. Frontier markets often have more restrictions on foreign stock ownership. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries. The Fund may invest in securities issued by companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in publicly traded real estate investment trusts (“REITs”) and may also lend its securities.
In managing the Fund, the portfolio managers seek to balance investment considerations and tax considerations, taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic  rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries and attempt to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight or fall below a certain pre-determined underweight. Rebalancing has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. The frequency of rebalancing depends on the volatility and trading costs of the individual country. At the portfolio level and within each country, the Fund seeks to maintain exposure across key economic sectors. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use a quantitative model to select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”).
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”). The Fund invests in equity securities of such companies generally consisting of common stock, but may also include company’s stock trading in the form of a depositary receipt (including American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts). A company will be considered to be located in an emerging market country if it is domiciled in and tied economically to one or more emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities issued by companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. The MSCI Emerging Markets Index is an unmanaged index of common stocks of issuers in emerging markets countries. The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in countries that have less-developed economies and financial markets than more established emerging markets. Frontier markets often have more restrictions on foreign stock ownership. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries. The Fund may invest in securities issued by companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in publicly traded real estate investment trusts (“REITs”) and may also lend its securities.